Lease and Non-Lease Components of Revenue and voyage charter revenue (Tables)	12 Months Ended
Dec. 31, 2023
Lease and Non-Lease Components of Revenue and voyage charter revenue
Lease and Non-Lease Components of Revenue and voyage charter revenue

December 31,	2023	2022	2021
Lease component	30,584,686	50,536,021	59,098,416
Non-lease component	8,817,934	15,817,114	21,486,951
Total	39,402,620	66,353,135	80,585,367